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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-2151
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                         BANCROFT CONVERTIBLE FUND, INC.
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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                         Bancroft Convertible Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2004

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Item 1. Proxy Voting Record.

(a) Name of the issuer: Covad Communications
(b) Exchange ticker symbol: COVD
(c) CUSIP number: 222814204
(d) Shareholder meeting date: June 10, 2004

	(e) Matter voted on: Election of Directors
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for election of all directors
	(i) The registrant cast its vote for management

	(e) Matter voted on: Ratification of independent auditors, PricewaterhouseCoopers LLP, for the 2004 fiscal year
	(f) The matter was proposed by the issuer
	(g) The registrant cast its vote on the matter
	(h) The registrant cast its vote for the proposal
	(i) The registrant cast its vote for management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Convertible Fund, Inc.
By /s/Thomas H. Dinsmore
Principal Executive Officer
Date: August 11, 2004